General Information - Summary of Consolidated Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%
Millie Seojae [Member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%
GENIE Music Corporation [Member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%
Juice Inc. [Member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%
K-Realty Qualified Private Real Estate Investment Trust No. 1 [Member]
Disclosure of subsidiaries [line items]
Base proportion of ownership interest in subsidiary	50.00%